Income tax (Tables)	12 Months Ended
Dec. 31, 2018
Income tax
Schedule of income tax in consolidated statements of operations

	2018			2017			2016
Current year income tax expense	Ps.	(232,824)		Ps.	(51,313)		Ps.	(706,244)
Deferred income tax benefit (expense)		471,060	*		212,488	**		(750,938)	***
Total income tax benefit (expense)	Ps.	238,236		Ps.	161,175		Ps.	(1,457,182)

*Includes translation effect by Ps.2,683

**Includes translation effect by Ps.1,008

***Includes translation effect by Ps.1,242

Schedule of income tax in consolidated statements of OCI

	2018		2017		2016
Deferred tax related to items recognized in OCI during the year
Net gain (loss) on cash flow hedges	Ps.	85,107	Ps.	12,017	Ps.	(187,408)
Remeasurement (loss) gain of employee benefits		(1,797)		533		132
Deferred tax charged to OCI	Ps.	83,310	Ps.	12,550	Ps.	(187,276)

Schedule of reconciliation of corporate income tax rate to effective tax rate

	2018	2017	2016
Statutory income tax rate	30.00%	30.00%	30.00%
Non-deductible expenses	(3.53)%	(3.90)%	0.28%
Unrecorded deferred taxes on tax losses	(5.56)%	(14.55)%	0.09%
Foreign countries difference with Mexican statutory rate	(0.02)%	(0.32)%	0.04%
Inflation of tax losses	1.79%	1.50%	(0.01)%
Amendment tax return effects and other tax adjustments	(0.08)%	(0.31)%	(0.11)%
Inflation on furniture, intangible and equipment	2.91%	4.91%	(0.38)%
Annual inflation adjustment	0.36%	4.00%	(0.63)%
	25.87%	21.33%	29.28%

Schedule of consolidated deferred taxes

	2018				2017				2016
	Consolidated				Consolidated				Consolidated
	statement of		Consolidated		statement of		Consolidated		statement of		Consolidated
	financial		statement of		financial		statement of		financial		statement of
	position		operations		position		operations		position		operations
Deferred income tax assets:
Intangible	Ps.	460,590	Ps.	(2,621)	Ps.	463,211	Ps.	(18,415)	Ps.	481,626	Ps.	(16,637)
Provisions		324,445		(27,544)		351,989		8,695		343,294		56,727
Tax losses available for offsetting against future taxable income		309,320		(33,762)		343,082		309,758		33,324		(25,030)
Extension lease agreement		149,305		6,170		143,135		41,411		101,724		25,405
Unearned transportation revenue		735,355		699,414		35,941		(29,814)		65,755		7,039
Allowance for doubtful accounts		4,902		(2,422)		7,324		433		6,891		(2,179)
Employee benefits		5,446		1,456		5,786		1,222		4,031		886
Employee profit sharing		4,493		1,777		2,716		(490)		3,206		158
Financial instruments		35,955		—		(49,151)		—		(61,168)		—
		2,029,811		642,468		1,304,033		312,800		978,683		46,369
Deferred income tax liabilities:
Supplemental rent		1,595,519		32,156		1,563,363		223,753		1,339,610		363,783
Rotable spare parts, furniture and equipment, net		645,024		168,107		476,917		108,890		368,027		103,926
Prepaid expenses and other assets		170,466		(25,686)		196,152		(239,586)		435,738		280,660
Inventories		88,895		726		88,169		15,286		72,883		23,979
Other prepayments		32,057		(1,212)		33,269		(7,023)		40,292		23,717
		2,531,961		174,091		2,357,870		101,320		2,256,550		796,065
	Ps.	(502,150)	Ps.	468,377	Ps.	(1,053,837)	Ps.	211,480	Ps.	(1,277,867)	Ps.	(749,696)

Schedule of components of deferred taxes in the consolidated statement of financial position

	2018		2017		2016
Reflected in the consolidated statement of financial position as follows:
Deferred tax assets	Ps.	593,302	Ps.	562,445	Ps.	559,083
Deferred tax liabilities		(1,095,452)		(1,616,282)		(1,836,950)
Deferred tax liability, net	Ps.	(502,150)	Ps.	(1,053,837)	Ps.	(1,277,867)

Schedule of reconciliation of deferred tax liability, net

	2018		2017		2016
Opening balance as of January 1,	Ps.	(1,053,837)	Ps.	(1,277,867)	Ps.	(340,895)
Deferred income tax benefit (expense) during the current year recorded on profits		468,377		211,480		(749,696)
Deferred income tax benefit (expense) during the current year recorded in accumulated other comprehensive income (loss)		83,310		12,550		(187,276)
Closing balance as of December 31,	Ps.	(502,150)	Ps.	(1,053,837)	Ps.	(1,277,867)

Schedule of available tax carry-forwards

An analysis of the available tax losses carry-forward of the Company at December 31, 2018 is as follows:

Year	Historical		Restated				Total remaining		Year of
of loss	Loss		tax loss		Utilized		amount		expiration
2016	Ps.	57,414	Ps.	57,414	Ps.	—	Ps.	57,414	2019
2016		52,221		57,215		57,215		—	2026
2017		300,613		300,613		—		300,613	2020
2017		1,068,498		1,150,140		122,359		1,027,781	2027
2018		170,731		170,731		—		170,731	2021
2018		3,191		3,290		—		3,290	2028
	Ps.	1,652,668	Ps.	1,739,403	Ps.	179,574	Ps.	1,559,829

A breakdown of available tax loss carry-forward of Controladora and its subsidiaries at December 31, 2018 is as follows:

	Historical		Restated				Total
	loss		tax loss		Utilized		remaining amount
Comercializadora	Ps.	52,221	Ps.	57,215	Ps.	57,215	Ps.	—
Concesionaria		1,067,836		1,149,425		122,359		1,027,066
Operaciones Volaris		3,853		4,005		—		4,005
Vuela Aviación		528,758		528,758		—		528,758
	Ps.	1,652,668	Ps.	1,739,403	Ps.	179,574	Ps.	1,559,829
Unrecognized NOLs								(528,758)
							Ps.	1,031,071
Tax rate								30%
Deferred income tax							Ps.	309,320

Schedule of tax balances

	2018
Restated contributed capital account (Cuenta de capital de aportación or “CUCA”)	Ps.	3,917,548
CUFIN*		3,107,037
*The calculation comprises all the subsidiaries of the Company.